Net Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Net Finance Expenses

	Year ended December 31, 2021	Year ended December 31, 2020

Interest income	$202	$170

Accretion expense on decommissioning and restoration liability	(710)	(1,052)

Interest expense	(32,476)	(34,015)

Amortization of deferred financing costs	(5,910)	(3,426)

Other finance costs*	(1,479)	(1,674)

	$(40,373)	$(39,997)
*Included in other finance costs for the year ended December 31, 2021 is $59 (2020 - $90) related to interest on lease liabilities.